NEW ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2015
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
NEW ACCOUNTING PRONOUNCEMENTS
NEW ACCOUNTING PRONOUNCEMENTS
The following is a summary of new accounting pronouncements that apply or may apply to our business.
In May 2014, the Financial Accounting Standards Board (the "FASB") issued a new standard on revenue recognition that outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The new standard requires a number of disclosures intended to enable users of financial statements to understand the nature, amount, timing and uncertainty of revenue, and the related cash flows. The standard is effective for interim and annual reporting periods beginning after December 15, 2017. We are currently evaluating the effect that this new standard will have on our consolidated and combined financial statements.
In April 2015, the FASB issued a new standard that requires debt issuance costs related to a recognized debt liability to be reported in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. This standard was adopted in the first quarter of 2016 and was applied retrospectively. The adoption of this standard did not have a material impact on our condensed consolidated financial statements.
In April 2015, the FASB issued an amendment to existing guidance that, among other changes, permits an entity that has a significant event in an interim period that requires a remeasurement of defined benefit plan assets and obligations to remeasure such assets and obligations using the month-end date that is closest to the date of the significant event, rather than the date of the plan event. Although earlier application is permitted, the amendment is effective for interim and annual reporting periods beginning after December 15, 2015, and shall be applied prospectively. The impact of the adoption of this amendment on our consolidated and combined financial statements will be based on any future significant events of our defined benefit plans.
In November 2015, the FASB issued an amendment to existing guidance that eliminates the current requirement for an entity to separate deferred income tax assets and liabilities into current and non-current amounts on the balance sheet. To simplify the presentation of deferred income taxes, this amendment requires that deferred tax assets and liabilities be classified as non-current amounts.  We early adopted this amendment effective December 31, 2015 without retrospective application to prior periods.